SUBORDINATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of subordinated liabilities [text block] [Abstract]
Disclosure of movement in subordinated liabilities [text block]	The movement in subordinated liabilities during the year was as follows:

	Preferred securities	Undated subordinated liabilities	Dated subordinated liabilities	Total
The Group	£m	£m	£m	£m
At 1 January 2018	3,721	504	10,557	14,782

Issued during the year:
Floating Rate Subordinated Callable Notes 2028	–	–	201	201
Repurchases and redemptions during the year[1]:
6.461% Guaranteed Non-voting Non-cumulative Perpetual Preferred Securities	(600)	–	–	(600)
Undated Perpetual Preferred Securities	(14)	–	–	(14)
10.5% Subordinated Bonds callable 2018	–	–	(150)	(150)
6.75% Subordinated Fixed Rate Notes callable 2018	–	–	(1,492)	(1,492)
	(614)	–	(1,642)	(2,256)
Foreign exchange movements	108	20	247	375
Other movements (all non-cash)	(5)	5	(357)	(357)
At 31 December 2018	3,210	529	9,006	12,745

Issued during the year:
4.1378% Dated Subordinated Notes due 2026	–	–	492	492
2.68229% Dated Subordinated Notes due 2038	–	–	70	70
2.0367% Dated Subordinated Notes due 2028	–	–	218	218
	–	–	780	780
Repurchases and redemptions during the year[1]:
13% Step-up Perpetual Capital Securities callable 2019	(49)	–	–	(49)
10.375% Subordinated Fixed to Fixed Rate Notes 2024 callable 2019	–	–	(135)	(135)
9.375% Subordinated Bonds 2021	–	–	(328)	(328)
6.375% Subordinated Instruments 2019	–	–	(250)	(250)
	(49)	–	(713)	(762)
Foreign exchange movements	(83)	(36)	(276)	(395)
Other movements (all non-cash)	189	23	6	218
At 31 December 2019	3,267	516	8,803	12,586
	Preferred securities	Undated subordinated liabilities	Dated subordinated liabilities	Total
The Bank	£m	£m	£m	£m
At 1 January 2018	2,251	418	6,672	9,341
Foreign exchange movements	88	19	203	310
Other movements (all non-cash)	(27)	–	(96)	(123)
At 31 December 2018	2,312	437	6,779	9,528
Issued in the year:
4.1378% Dated Subordinated Notes due 2026	–	–	492	492
2.68229% Dated Subordinated Notes due 2038	–	–	70	70
2.0367% Dated Subordinated Notes due 2028	–	–	218	218
	–	–	780	780
Repurchases and redemptions during the year[1]:
13% Step-up Perpetual Capital Securities callable 2019	(49)	–	–	(49)
10.375% Subordinated Fixed to Fixed Rate Notes 2024 callable 2019	–	–	(135)	(135)
	(49)	–	(135)	(184)
Foreign exchange movements	(57)	(12)	(206)	(275)
Other movements (all non-cash)	28	–	32	60
At 31 December 2019	2,234	425	7,250	9,909
1	The repurchases and redemptions in the year resulted in cash outflows of £762 million (2018: £2,256 million).
1	The repurchases and redemptions in 2019 resulted in cash outflows of £184 million.